Shareholders’ Equity	12 Months Ended
Sep. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders’ equity

(10) Shareholders’ equity

Ordinary share

The Company was incorporated in the Cayman Islands as an exempted company with limited liability on January 11, 2023, with an authorized share capital of US$50,000 divided into 50,000 shares of US$1 each. On the date of incorporation, 1 share was issued to Charlotte Cloete, which was transferred to HSZ Holdings Limited for US$1.

On April 11, 2023, the Company’s authorized share capital increased to US$500,000 divided into 500,000 shares of par value of US$1 each; and on April 11, 2023, the Company issued 19,999 ordinary shares to HSZ Holdings Limited at par value of US$1 each for US$19,999. After the transaction, the Company had 20,000 shares issued and outstanding at par value US$1 each.

On April 11, 2023, each of the issued and unissued ordinary shares of the Cayman Company was subdivided into 1,000 shares with a par value of US$0.001 each, as a result, the authorized share capital of the Company became US$500,000 divided into 500,000,000 ordinary shares with a par value of US$0.001 each. Total issued shares became 20,000,000 shares at par value US$ 0.001 each.

On November 26,2024, the Company closed its initial public offering (“IPO”) of 1,437,500 ordinary shares, par value $0.001 per share, at $4.00 per share. The gross proceeds from the IPO were $5.75 million, before deducting underwriting discounts and other related expenses.

On March 10,2025, the share capital of the Company is $2,000,000.00 divided into 1,900,000,000 Class A Ordinary Shares of par value $0.001 each and 100,000,000 Class B Ordinary Shares of par value $0.001 each. 8,500,000 authorized and issued and outstanding Ordinary Shares held by HSZ HOLDINGS LIMITED were redesignated into Class B Ordinary Shares and the remaining authorized but unissued 1,882,775,000 Ordinary Shares be and are redesignated into Class A Ordinary Shares on a one for one basis, and the remaining authorized but unissued 91,500,000 Ordinary Shares be and are redesignated into Class B Ordinary Shares on a one for one basis.